iMILLENNIUM FUND(TM)



Dear Fellow Shareholders:

By all accounts, 2001 was another difficult year for the stock market. The performance of the markets was exacerbated by our economy being in recession, the Enron debacle, and the tensions in the Middle East. However, all of those negative issues were minimal in comparison to the horrible events of September 11th and the corresponding war against terrorism, specifically against Afghanistan. It certainly appears as if 2002 will be a year of digging in for the economy, the consumer, and the investor. At this time, there appears to be too many uncertainties facing the investor.

In spite of the unprecedented efforts by the Federal Reserve Bank during 2001 to lower short-term interest rates, the events outlined above were too much to overcome. We are now in a period of recovery, which at least in the opinion of many so-called experts, is taking longer than anticipated. The economy's recovery will take place, however, the "wild card" is whether our country will experience another catastrophic event or headline grabbing accounting mess, which could delay the ultimate recovery. That appears to be the million-dollar question and, unfortunately, no one has the answer.

Much like 2000, many companies continue to report lower product demands, greater inventory levels, and lowered Information Technology budgets. As those inventory levels are worked down, new orders start coming in, and production ramps up, our economy may improve. With no inflation concerns on the horizon, if the Federal Reserve Bank maintains interest rates at their current low levels, equities may be the beneficiaries.

Those investors who continue to invest in companies positioned to benefit from technological innovations and the growth of the Internet will, over the long haul, profit from that decision. Just like last year, the market is rewarding those companies with growth visibility a higher valuation at this time, and likewise, punishing those with little forward earnings visibility. However, we continue to believe the latter group of companies offers the most attractive investment opportunities.

As we've stated in the past, we believe technology and the Internet's potential impact on manufacturers, distributors, retailers, and suppliers of products, services, and contents, as well as on consumers, has not yet been fully realized. As technology and the Internet continue to evolve, we continue to see tremendous opportunity in companies positioned to benefit from this growth and evolution.

We appreciate the confidence and faith you have shown by investing your hard earned funds with iMillennium Fund(TM). We have done our best to earn that trust over the last two very difficult years.

Sincerely,
Omar S. Rivero
Portfolio Manager
iMillennium Fund(TM)

The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements. For a prospectus and more information, including charges and expenses, call toll free 1-877-881-2747. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
Member NASD, SIPC

--------------------------------------------------------------------------------
       Returns for the Year Ended February 28, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 Average Annual
                                     Return
                                 Since Inception
Fund / Index                             One Year             (April 17, 2000)
----------------------------------- --------------        --------------------
----------------------------------  --------------        --------------------

iMillennium Fund(TM)                     -14.74%               -45.24%
NASDAQ Composite Index                   -19.26%               -36.34%


                      The iMillennium Fund(TM)        The NASDAQ Composite Index

                                    10,000                                10,000
      4/30/00                       10,960                                 9,564
      5/31/00                        9,220                                 8,426
      6/30/00                       11,090                                 9,828
      7/31/00                       10,310                                 9,336
      8/31/00                       11,790                                10,426
      9/30/00                       10,540                                 9,105
     10/31/00                        8,820                                 8,354
     11/30/00                        6,010                                 6,443
     12/31/00                        5,500                                 6,128
      1/31/01                        5,620                                 6,879
      2/28/01                        3,800                                 5,340
      3/31/01                        3,130                                 4,569
      4/30/01                        3,790                                 5,254
      5/31/01                        3,730                                 5,242
      6/30/01                        3,680                                 5,369
      7/31/01                        3,520                                 5,037
      8/31/01                        3,360                                 4,487
      9/30/01                        2,990                                 3,727
     10/31/01                        3,060                                 4,204
     11/30/01                        3,410                                 4,803
     12/31/01                        3,550                                 4,854
      1/31/02                        3,460                                 4,814
      2/28/02                        3,220                                 4,311




This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the NASDAQ Composite Index on April 17, 2000 (inception of the
Fund) and held through February 28, 2002. The NASDAQ Composite Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the iMillennium(TM)
Fund portfolio. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

iMillennium Fund
Schedule of Investments - February 28, 2002

Common Stocks - 94.8%                                                             Shares                Value

CAPITAL GOODS - 2.6%
Construction (Raw Materials) - 2.6%
USG Corp.                                                                          5,000                 $ 35,000
                                                                                                 -----------------
                                                                                                 -----------------

CONSUMER CYCLICALS - 4.5%
Furniture & Fixtures - 4.5%
Ethan Allen Interiors, Inc.                                                        1,500                   60,795
                                                                                                 -----------------
                                                                                                 -----------------

CONSUMER NON-CYCLICALS - 18.8%
Office Supplies - 4.2%
Office Depot, Inc. (a)                                                             3,000                   57,030
                                                                                                 -----------------
                                                                                                 -----------------
Consumer Financial Services - 5.4%
American Express Co.                                                               2,000                   72,900
                                                                                                 -----------------
                                                                                                 -----------------
Insurance (Property & Casualty) - 3.6%
Berkshire Hathaway, Inc. - Class B (a)                                                20                   48,500
                                                                                                 -----------------
                                                                                                 -----------------
Insurance Agents Brokers & Services - 2.6%
Brown & Brown, Inc.                                                                1,000                   34,970
                                                                                                 -----------------
                                                                                                 -----------------
Savings & Loans / Savings Banks - 3.0%
Washington Mutual, Inc.                                                            1,250                   40,662
                                                                                                 -----------------
                                                                                                 -----------------

HEALTHCARE - 2.5%
Pharmaceutical Preparations - 2.5%
Merck & Co., Inc.                                                                    550                   33,732
                                                                                                 -----------------
                                                                                                 -----------------

SERVICES - 32.8%
Broadcast & Cable TV - 2.8%
Liberty Media Group - Class A (a)                                                  2,900                   37,120
                                                                                                 -----------------
                                                                                                 -----------------
Businesss Services - 3.9%
eBay, Inc. (a)                                                                     1,000                   52,050
U.S. Interactive, Inc. (a)                                                             2                        -
                                                                                                 -----------------
                                                                                                 -----------------
                                                                                                           52,050
                                                                                                 -----------------
                                                                                                 -----------------
Cable & Other Pay Television Services - 3.3%
Adelphia Communications Corp. (a)                                                  2,000                   43,900
                                                                                                 -----------------
                                                                                                 -----------------
Hotels & Motels - 3.4%
Host Marriott Corp.                                                                4,290                   46,332
                                                                                                 -----------------
                                                                                                 -----------------
Personal Services - 7.5%
Block (H&R), Inc.                                                                  2,000                  100,900
                                                                                                 -----------------
                                                                                                 -----------------
Retail (Department & Discount) - 2.9%
Penney (J.C.) Company, Inc.                                                        2,000                   39,080
                                                                                                 -----------------
                                                                                                 -----------------
Retail-Family Clothing Stores - 2.7%
Gap, Inc.                                                                          3,000                   35,910
                                                                                                 -----------------
                                                                                                 -----------------
Services-Miscellaneous Amusement & Recreation - 3.3%
Six Flags, Inc. (a)                                                                3,000                   44,250
                                                                                                 -----------------
                                                                                                 -----------------
Telephone Communications (No Radio Telephone) - 3.2%
Qwest Communications International, Inc.                                           5,000                   43,500
                                                                                                 -----------------
                                                                                                 -----------------


iMillennium Fund
Schedule of Investments - February 28, 2002 - Continued

Common Stocks - 94.8% - Continued                                           Shares                     Value

TECHNOLOGY - 33.5%
Electronic Instruments & Components - 8.0%
AVX Corp.                                                                          2,000                 $ 36,140
KEMET Corp. (a)                                                                    2,200                   35,838
Vishay Intertechnology, Inc. (a)                                                   2,040                   36,128
                                                                                                 -----------------
                                                                                                 -----------------
                                                                                                          108,106
                                                                                                 -----------------
                                                                                                 -----------------
Instruments For Measuring & Testing Of Electricity & Electic Signals - 2.5%
Teradyne, Inc. (a)                                                                 1,000                   33,510
                                                                                                 -----------------
                                                                                                 -----------------
Plastics Products, Nec - 3.1%
Entegris, Inc. (a)                                                                 4,000                   41,280
                                                                                                 -----------------
                                                                                                 -----------------
Services-Computer Integrated Systems Design - 6.8%
Intel Corp.                                                                        1,000                   28,550
Mentor Graphic Corp. (a)                                                           1,250                   27,138
Priceline.Com, Inc. (a)                                                            9,000                   36,000
                                                                                                 -----------------
                                                                                                 -----------------
                                                                                                           91,688
                                                                                                 -----------------
                                                                                                 -----------------
Services-Computer Processing & Data Preparation - 6.4%
IMS Health, Inc.                                                                   2,000                   40,000
SunGard Data Systems, Inc. (a)                                                     1,500                   46,305
                                                                                                 -----------------
                                                                                                 -----------------
                                                                                                           86,305
                                                                                                 -----------------
                                                                                                 -----------------
Services-Prepackaged Software - 6.8%
Renaissance Learning, Inc. (a)                                                     1,200                   37,020
Symantec Corp. (a)                                                                 1,500                   54,090
                                                                                                 -----------------
                                                                                                 -----------------
                                                                                                           91,110
                                                                                                 -----------------
                                                                                                 -----------------

TOTAL COMMON STOCKS (Cost $1,184,935)                                                                   1,278,630
                                                                                                 -----------------
                                                                                                 -----------------

                                                                            Amount                     Value
Money Market - 5.5%
Dreyfus Cash Management Fund, 1.86% (Cost $73,976) (b)                       73,976                      $ 73,976
                                                                                                 -----------------
                                                                                                 -----------------

TOTAL INVESTMENTS - 100.3% (Cost $1,258,911)                                                            1,352,606
                                                                                                 -----------------
                                                                                                 -----------------
Liabilities in excess of other assets - (0.3)%                                                             (3,560)
                                                                                                 -----------------
                                                                                                 -----------------
TOTAL NET ASSETS - 100.0%                                                                             $ 1,349,046
                                                                                                 =================
                                                                                                 =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.

iMillennium Fund                                                                        February 28, 2002
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $1,258,911) [Note 2]                                 $ 1,352,606
Cash                                                                                                1,857
Dividends receivable                                                                                  101
Interest receivable                                                                                 2,145
Receivable for investments sold                                                                    39,975
Expenses reimbursed by investment adviser [Note 3]                                                 28,937
Prepaid expenses                                                                                   13,053
Other assets                                                                                        5,000
                                                                                    ----------------------
     Total assets                                                                               1,443,674
                                                                                    ----------------------

Liabilities
Payable for investments purchased                                                                  63,990
Accrued expenses and other liabilities                                                             30,638
                                                                                    ----------------------
     Total liabilities                                                                             94,628
                                                                                    ----------------------

Net Assets                                                                                    $ 1,349,046
                                                                                    ======================

Net Assets consist of:
Paid in capital                                                                                 4,431,083
Accumulated net realized loss on investments                                                   (3,175,732)
Net unrealized appreciation on investments                                                         93,695
                                                                                    ----------------------

Net Assets:
Applicable to 415,928 shares outstanding                                                      $ 1,349,046
                                                                                    ======================

Net Asset Value

Net Assets
Offering price and redemption price per share ($1,349,046 / 415,928)                               $ 3.24
                                                                                    ======================

iMillennium Fund
Statement of Operations
for the year ended February 28, 2002

Investment Income
Dividend income                                                                    $ 8,348
Interest income                                                                      5,032
                                                                        -------------------
Total Income                                                                        13,380
                                                                        -------------------

Expenses
Investment advisory fee [Note 3]                                                    23,481
Administration fees [Note 4]                                                        20,869
Legal fees                                                                           1,572
Printing expense                                                                     3,526
Fund accounting fees                                                                14,189
Transfer agent fees                                                                 28,149
Insurance expense                                                                   20,383
Audit fees                                                                          12,426
12b-1 fees                                                                           3,912
Custody fees                                                                         3,208
Registration fees                                                                   24,260
Trustees' fees                                                                         125
Other expenses                                                                       2,216
                                                                        -------------------
                                                                        -------------------
Total expenses before waiver                                                       158,316
                                                                        -------------------
Less:  Advisory fees waived  [Note 3]                                              (23,486)
           Expenses Reminbursed  [Note 3]                                          (91,814)
                                                                        -------------------
Net expenses                                                                        43,016
                                                                        -------------------

Net Investment Income(Loss)                                                        (29,636)
                                                                        -------------------

Net Realized & Unrealized Gain (Loss) [Note 2]
Net realized gain (loss) on investment securities                               (1,249,532)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      1,030,076
                                                                        -------------------
Net realized and unrealized gain (loss) on investment securities                  (219,456)
                                                                        -------------------

Net increase (decrease) in net assets resulting from operations                 $ (249,092)
                                                                        ===================

iMillennium Fund
Statement of Changes In Net Assets

                                                                           For the               For the
                                                                          year ended          period ended
                                                                        Feb. 28, 2002       Feb. 28, 2001 (a)
                                                                       -----------------   -------------------
Net Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                $ (29,636)            $ (77,304)
  Net realized gain (loss) on investment securities                          (1,249,532)           (1,926,200)
  Change in net unrealized appreciation (depreciation)                        1,030,076              (936,381)
                                                                       -----------------
                                                                                           -------------------
  Net increase (decrease) in net assets resulting from operations              (249,092)           (2,939,885)
                                                                       -----------------   -------------------
Distributions
   From net investment income                                                         0                     0
   From net realized gain                                                             0                     0
                                                                       -----------------   -------------------
   Total distributions                                                                0                     0
                                                                       -----------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                      29,789             4,622,900
  Reinvestment of distributions                                                       0                     0
  Amount paid for shares repurchased                                           (210,933)               (3,733)
                                                                       -----------------   -------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                           (181,144) #          4,619,167
                                                                       -----------------   -------------------
                                                                       -----------------   -------------------
Total Increase (Decrease) in Net Assets                                        (430,236)            1,679,282
                                                                       -----------------   -------------------

Net Assets
  Beginning of period                                                         1,779,282               100,000
                                                                       -----------------   -------------------
  End of period [including accumulated net
    investment loss of $0 and $0, respectively]                             $ 1,349,046  #        $ 1,779,282
                                                                       =================   ===================

Capital Share Transactions
  Shares sold                                                                     8,593               459,271
  Shares issued in reinvestment of distributions                                      0                     0
  Shares repurchased                                                            (61,319)                 (617)
                                                                       -----------------   -------------------

  Net increase (decrease) from capital transactions                             (52,726)              458,654
                                                                       =================   ===================

(a) For the period April 17, 2000 (commencement of operations) to February 28,
2001.

iMillennium Fund
Financial Highlights



                                                                               For the              For the
                                                                             year ended          period ended
                                                                            Feb. 28, 2002      Feb. 28, 2001 (a)
                                                                           ----------------    ------------------
Selected Per Share Data
Net asset value, beginning of period                                                $ 3.80               $ 10.00
                                                                           ----------------    ------------------
Income from investment operations:
  Net investment income                                                              (0.07)                (0.16)
  Net realized and unrealized gain (loss)                                            (0.49)                (6.04)
                                                                           ----------------
                                                                           ----------------    ------------------
Total from investment operations                                                     (0.56)                (6.20)
                                                                           ----------------    ------------------
Distributions to shareholders:
  From net investment income                                                          0.00                  0.00
  From net realized gain                                                              0.00                  0.00
                                                                           ----------------    ------------------
Total distributions                                                                   0.00                  0.00
                                                                           ----------------    ------------------

Net asset value, end of period                                                      $ 3.24                $ 3.80
                                                                           ================    ==================

Total Return                                                                        (14.74)%              (62.00)(b)

Ratios and Supplemental Data
Net assets, end of period (in 000's)                                                $1,349                $1,779
Ratio of expenses to average net assets (before reimbursement)                      10.12%                 7.29% (c)
Ratio of expenses to average net assets (net of reimbursement)                       2.75%                 2.72% (c)
Ratio of net investment income (loss) to average net assets
  (before reimbursement)                                                             (9.26)%               (7.26)(c)
Ratio of net investment income (loss) to average net assets
  (net of reimbursement)                                                             (1.89)%               (2.68)(c)
Portfolio turnover rate                                                            262.20%                58.83%

(a)  For the period April 17, 2000 (commencement of operations) to February 28, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized.

                                iMillennium Fund
                          Notes to Financial Statements
                                February 28, 2002

Note 1.  Organization

iMillennium Fund (the "Fund") is organized as a series of iMillennium Capital Trust, a Delaware business trust, formed on November 4, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Fund commenced operations on April 17, 2000. Its officers under the direction of its Board of Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation - Securities are valued as of the close each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principals require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid in capital.

Note 3.  Investment Advisory Fees and Other

The Fund has an investment advisory agreement with iMillennium Capital Management, Inc. (the "Adviser"). Under this agreement, the Adviser provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, on an annual basis, to 1.50% of its average daily net assets.

The Adviser has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent that the Fund's operating expenses exceed 2.75% (excluding brokerage commission, interest, taxes and extraordinary expenses) of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Adviser waived and reimbursed a total of $115,300 pursuant to the undertaking. The Adviser has agreed to continue such undertaking until the period ending February 28, 2002.

                                iMillennium Fund
                          Notes to Financial Statements
                          February 28, 2002 - continued


Note 3.  Investment Advisory Fees and Other - continued

The Fund has a distribution agreement with Unified Financial Services, Inc. (the "Distributor") pursuant to Section 12(b) of the Act and Rule 12b-1 hereunder. In accordance with the distribution agreement, the Distributor will provide marketing and promotional support to the Fund, shareholder servicing and maintenance of shareholder accounts and make payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders. For its services, the Distributor receives a fee calculated at an annual rate of 0.01% of the Fund's average daily net assets, subject to certain minimum fees. For the fiscal year ended February 28, 2002, the Fund incurred distribution expenses of $3,912.

The Fund has a fund accounting, transfer agent and administrative agreement with Unified Fund Services, Inc. ("Unified"). Unified receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

Note 4.  Investment Transactions

During the fiscal year ended February 28, 2002, purchases and sales of investment securities, excluding short-term securities aggregated $3,866,846 and $4,172,952, respectively. As of February 28, 2002, the gross unrealized appreciation for all securities totaled $155,578 and the gross unrealized depreciation for all securities totaled $61,883 for a net unrealized appreciation of $93,695. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $1,258,911.

Note 5.  Federal Income Taxes

At February 28, 2002, the Fund had available for federal tax purposes an unused capital loss carry forward of $3,175,732, of which $1,811,319 expires in 2009 and $1,364,413 expires in 2010. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 6. Subsequent Events

Liquidation of the Fund

The Board of Trustees has decided to redeem all outstanding shares of the Fund, with the proceeds sent to each shareholder's address of record. The Board of Trustees concluded that it was in the best interests of shareholders to cease operations of the Fund. The Advisor indicated to the Board of Trustees that the small size of the Fund made it difficult to manage, and that it was unlikely that assets in the Fund would reach the level where the Advisor could effectively pursue the Fund's investment objective. In making this decision, the Board of Trustees determined that failure to redeem all shares of the Fund may have adverse consequences to the Fund's shareholders.

The Fund intends to cease operations on May 31, 2002.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
iMillennium Fund:

We have audited the accompanying statement of assets and liabilities of the iMillennium Fund, including the schedule of portfolio investments, as of February 28 2002, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from April 17, 2000 (commencement of operations) to February 28, 2001 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of February 28, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the iMillennium Fund as of February 28, 2002, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from April 17, 2000 (commencement of operations) to February 28, 2001 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
March 20, 2002